Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Non-current assets [abstract]
Intangible assets	€ 4,717	€ 4,828
Property, plant and equipment	127,762	129,095
Investment in associate	21,966	22,932
Other receivables	1,984	1,920
Marketable securities	0	7,492
Total non-current assets	156,429	166,267
Current assets
Inventories	150,850	130,673
Trade receivables	16,121	11,910
Income tax receivables	1,064	883
Other receivables	17,375	12,833
Prepayments	38,694	31,717
Marketable securities	84,460	290,688
Cash and cash equivalents	501,281	444,767
Total current assets	809,845	923,471
Total assets	966,274	1,089,738
Equity
Share capital	7,698	7,675
Distributable equity	159,503	255,673
Total equity	167,201	263,348
Non-current liabilities
Borrowings	479,988	482,956
Derivative liabilities	116,768	157,950
Contract liabilities	3,956	14,213
Total non-current liabilities	600,712	655,119
Current liabilities
Borrowings	25,393	25,421
Contract liabilities	10,000	0
Trade payables and accrued expenses	131,438	101,032
Other liabilities	15,503	31,989
Income taxes payable	6,873	5,490
Provisions	9,154	7,339
Total current liabilities	198,361	171,271
Total liabilities	799,073	826,390
Total equity and liabilities	€ 966,274	€ 1,089,738